INTANGIBLE ASSETS AND SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense	$ 180,116	$ 100,573
ATOS4P Software Development [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized computer software development costs	3,600,000
Unamortized software development costs	3,004,000
Ad Here [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized computer software development costs	$ 3,600,000